Share-Based Compensation & Warrants (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of warrant assumptions

December 31, 2020 through June 30, 2022
Risk-free interest rate	0.24 – 3.04%
Expected dividend yield	None
Expected life of warrants	3.33-10 years
Expected volatility rate	169 - 273%

Schedule of option activity

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contractual
	of Shares	Price	Life (Years)

Outstanding, December 31, 2021	650,000	$12.00	7.53
Granted	2,112,919	2.24	6.60
Exercised	(16,667)	11.1	–
Forfeited	(240,000)	5.00	–
Outstanding, June 30, 2022	2,506,252	$4.53	7.39

Exercisable, December 31, 2021	180,000	$12.00	7.01
Exercisable, June 30, 2022	890,168	$4.74	7.48

Outstanding, December 31, 2020	650,000	$12.00	6.41
Outstanding, June 30, 2021	650,000	$12.00	5.91

Exercisable, December 31, 2020	47,083	$12.00	3.38
Exercisable, June 30, 2021	108,333	$12.00	5.10